UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: September 1, 2017 – November 30, 2017

Item 1.  Schedule of Investments.

NWS INTERNATIONAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 94.3%
Australia - 10.8%
100,500	Mirvac Group REIT	$185,485
50,370	Stockland REIT	179,069
36,270	The GPT Group REIT	148,421
46,400	Vicinity Centres REIT	98,272
		611,247
Belgium - 1.9%
1,580	VGP NV (a)	107,946
China - 8.0%
58,000	China Overseas Land & Investment, Ltd.	184,171
46,000	China Resources Land, Ltd.	132,225
132,992	KWG Property Holding, Ltd.	140,652
		457,048
France - 8.5%
6,800	Carmila SA REIT	186,357
320	Gecina SA REIT	53,323
5,860	Klepierre SA REIT	242,028
		481,708
Germany - 3.5%
3,880	ADO Properties SA (b)	200,382
Hong Kong - 15.7%
13,500	Hongkong Land Holdings, Ltd.	98,550
47,000	Hysan Development Co., Ltd.	251,845
47,000	Kerry Properties, Ltd.	207,615
127,303	New World Development Co., Ltd.	184,513
9,000	Sun Hung Kai Properties, Ltd.	147,039
		889,562
Indonesia - 0.7%
612,100	Summarecon Agung Tbk PT	38,918
Japan - 17.5%
5,500	Aeon Mall Co., Ltd.	100,378
6,000	Daiwa House Industry Co., Ltd.	219,326
11,000	Mitsui Fudosan Co., Ltd.	247,865
8,000	Sumitomo Realty & Development Co., Ltd.	262,721
23,000	Tokyu Fudosan Holdings Corp.	165,534
		995,824
Netherlands - 3.8%
850	Unibail-Rodamco SE REIT	217,468
Singapore - 6.6%
68,000	CapitaLand, Ltd.	177,992
21,600	City Developments, Ltd.	193,961
		371,953
Spain - 2.5%
10,766	Merlin Properties Socimi SA REIT	141,597
Sweden - 2.3%
6,400	Fabege AB	133,108
Thailand - 3.5%
32,300	Central Pattana PCL, NVDR	79,613
371,200	Land & Houses PCL, NVDR	119,338
		198,951
United Kingdom - 9.0%
13,963	Great Portland Estates PLC REIT	116,984
7,781	Land Securities Group PLC REIT	98,285
15,500	Segro PLC REIT	114,977
13,000	The UNITE Group PLC REIT	126,145
15,100	Urban & Civic PLC	55,546
		511,937
Total Common Stock
(Cost $4,633,950)		5,357,649
Total Investments - 94.3%
(Cost $4,633,950)		$5,357,649
Other Assets & Liabilities, Net - 5.7%		322,322
Net Assets - 100.0%		$5,679,971

NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $200,382 or 3.5% of net assets.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,357,649
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$5,357,649

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

NWS GLOBAL PROPERTY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
NOVEMBER 30, 2017

Shares	Security Description	Value
Common Stock - 94.9%
Australia - 5.0%
10,500	Stockland REIT	$37,328
12,200	Vicinity Centres REIT	25,839
		63,167
Belgium - 1.2%
220	VGP NV (a)	15,031
China - 3.6%
7,000	China Overseas Land & Investment, Ltd.	22,227
8,000	China Resources Land, Ltd.	22,996
		45,223
France - 3.9%
1,050	Carmila SA REIT	28,776
490	Klepierre SA REIT	20,238
		49,014
Germany - 2.5%
610	ADO Properties SA (b)	31,503
Hong Kong - 9.1%
6,000	Hysan Development Co., Ltd.	32,151
7,000	Kerry Properties, Ltd.	30,921
13,125	New World Development Co., Ltd.	19,023
2,000	Sun Hung Kai Properties, Ltd.	32,676
		114,771
Japan - 7.2%
900	Aeon Mall Co., Ltd.	16,426
800	Daiwa House Industry Co., Ltd.	29,243
2,000	Mitsui Fudosan Co., Ltd.	45,066
		90,735
Netherlands - 1.7%
80	Unibail-Rodamco SE REIT	20,468
Singapore - 2.1%
2,900	City Developments, Ltd.	26,041
Spain - 1.5%
1,420	Merlin Properties Socimi SA REIT	18,676
Sweden - 1.5%
910	Fabege AB	18,926
United Kingdom - 4.1%
1,514	Great Portland Estates PLC REIT	12,685
881	Land Securities Group PLC REIT	11,128
1,970	Segro PLC REIT	14,613
1,380	The UNITE Group PLC REIT	13,391
		51,817
United States - 51.5%
490	Agree Realty Corp.	24,226
150	AvalonBay Communities, Inc. REIT	27,199
1,340	CareTrust REIT, Inc.	24,415
3,010	Cousins Properties, Inc. REIT	27,000
460	DCT Industrial Trust, Inc. REIT	27,664
650	Douglas Emmett, Inc. REIT	26,201
670	Education Realty Trust, Inc. REIT	24,502
350	Equity LifeStyle Properties, Inc. REIT	31,609
270	Extra Space Storage, Inc. REIT	23,047
180	Federal Realty Investment Trust REIT	23,798
1,160	Healthcare Trust of America, Inc., Class A REIT	35,484
490	Highwoods Properties, Inc. REIT	24,887
220	Life Storage, Inc. REIT	19,758
270	Mid-America Apartment Communities, Inc. REIT	27,659
370	National Health Investors, Inc. REIT	28,860
908	NexPoint Residential Trust, Inc. REIT	25,551
1,600	Paramount Group, Inc. REIT	25,872
365	Regency Centers Corp. REIT	24,751
200	Simon Property Group, Inc. REIT	32,350
1,560	Summit Hotel Properties, Inc. REIT	23,572

Shares	Security Description	Value
United States - 51.5% (continued)
300	Sun Communities, Inc. REIT	$27,918
1,330	Sunstone Hotel Investors, Inc. REIT	22,224
670	Taubman Centers, Inc. REIT	39,322
810	Terreno Realty Corp. REIT	30,456
		648,325
Total Common Stock
(Cost $1,101,509)		1,193,697
Total Investments - 94.9%
(Cost $1,101,509)		$1,193,697
Other Assets & Liabilities, Net - 5.1%		64,567
Net Assets - 100.0%		$1,258,264

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $31,503 or 2.5% of net assets.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,193,697
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$1,193,697

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and  Level 3 for the period ended November 30, 2017.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

2

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	January 3, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 3, 2018